NON-CONTROLLING INTERESTS (Tables)	12 Months Ended
Dec. 31, 2012
NON-CONTROLLING INTERESTS
Schedule of the Company's non-controlling interests included in the Consolidated Balance Sheet

at December 31 (millions of Canadian dollars)	2012	2011

Non-controlling interest in TC PipeLines, LP1	953	997
Preferred shares of TCPL	389	389
Non-controlling interest in Portland[2]	83	79

	1,425	1,465

Schedule of the Company's non-controlling interests included in the Consolidated Statement of Income

year ended December 31 (millions of Canadian dollars)	2012	2011	2010

Non-controlling interest in TC PipeLines, LP1	91	101	87
Preferred share dividends of TCPL	22	22	22
Non-controlling interest in Portland[2]	5	6	6

	118	129	115

[1]
Effective May 3, 2011, the non-controlling interest in TC PipeLines, LP increased from 61.8 per cent to 66.7 per cent due to the issuance of equity to non-controlling interests in TC PipeLines, LP associated with the sale of 25 per cent interests in GTN LLC and Bison LLC pipelines from TransCanada to TC PipeLines, LP. The non-controlling interest in TC PipeLines, LP from January 1, 2010 to May 3, 2011 was 61.8 per cent.

[2]
The non-controlling interests in Portland as at December 31, 2012 represented the 38.3 per cent interest not owned by TransCanada (2011 and 2010 – 38.3 per cent).

Schedule of Preferred Shares of Subsidiary

at December 31	Number of Shares	Dividend Rate per Share	Redemption Price per Share	2012	2011

	(thousands)			(millions of Canadian dollars)	(millions of Canadian dollars)
Cumulative First Preferred Shares of Subsidiary
Series U	4,000	$2.80	$50.00	195	195
Series Y	4,000	$2.80	$50.00	194	194

				389	389